SCHEDULE OF WEIGHTED AVERAGE RESTRICTED STOCK AWARD DATE FAIR VALUE (Details) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity [Abstract]
Non Vested at September 30, 2022 and 2021	$ 18.00	$ 19.76
Awarded
Vested	(18.00)	(19.90)
Forfeited
Non Vested at September 30, 2023 and 2022		$ 18.00